Earnings Per Share & Pro Forma Earnings Per Share - Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic:
Net income attributable to common stock, basic	$ 27,753	$ 23,589			$ 14,471	$ 5,396	$ 51,342	$ 19,867	$ 54,587
Net income attributable to common stock, basic (in shares)	50,777,000	48,446,609			39,402,000	37,059,071	49,622,000	38,237,000	42,015,000
Net income attributable to common stock, basic, (in dollars per share)	$ 0.55	$ 0.49	$ 0.43	$ 0.33	$ 0.37	$ 0.15	$ 1.03	$ 0.52	$ 1.30
Effect of Dilutive Securities:
Dilutive effect of potential common shares issuable	(74)	0			0	0	(74)	0	0	0
Dilutive effect of potential common shares issuable (in shares)	365,000	420,110			317,000	146,619	425,000	240,000	240,000	3,000
Diluted:
Net income attributable to common stock, diluted	$ 27,679	$ 23,589			$ 14,471	$ 5,396	$ 51,268	$ 19,867	$ 54,587
Net income attributable to common stock, diluted (in shares)	51,142,000	48,866,719			39,719,000	37,205,690	50,047,000	38,477,000	42,255,000
Net income attributable to common stock, diluted (in dollars per share)	$ 0.54	$ 0.48	$ 0.42	$ 0.33	$ 0.36	$ 0.15	$ 1.02	$ 0.52	$ 1.29